SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
SEGMENT REPORTING

21.   SEGMENT REPORTING

The Group has determined that it operates in five operating segments: (1) Supply chain management services, (2) Express delivery services, (3) Freight delivery services, (4) Store + services, and (5) Others. The “Others” category principally relates to finance leasing services, cross logistic services and UCargo transportation services. The operating segments also represented the reporting segments.

The CODM assesses the performance of the operating segments based on the measures of revenue, cost of revenue and gross (loss)/profit. Other than the information provided below, the CODM does not use any other measures by segments. The Group currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenue are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenue:
Express delivery	5,412,729	12,850,067	17,740,176	2,580,202
Freight delivery	1,609,391	3,178,850	4,115,606	598,590
Supply chain management	1,363,468	1,854,356	2,326,487	338,374
Store +	560,226	2,226,034	2,845,141	413,809
Others	125,456	649,784	2,759,499	401,352
Inter-segment*	(227,133)	(769,529)	(1,825,930)	(265,571)
Total revenue	8,844,137	19,989,562	27,960,979	4,066,756
Cost of revenue:
Express delivery	5,696,746	12,508,090	16,953,251	2,465,748
Freight delivery	1,912,750	3,363,457	3,963,172	576,420
Supply chain management	1,297,227	1,746,999	2,224,749	323,576
Store +	569,557	2,072,912	2,590,022	376,703
Others	122,239	573,581	2,609,846	379,586
Inter-segment*	(221,952)	(761,028)	(1,821,198)	(264,881)
Total cost of revenue	9,376,567	19,504,011	26,519,842	3,857,152
Gross (loss)/profit:
Express delivery	(284,017)	341,977	786,925	114,454
Freight delivery	(303,359)	(184,607)	152,434	22,170
Supply chain management	66,241	107,357	101,738	14,798
Store +	(9,331)	153,122	255,119	37,106
Others	3,217	76,203	149,653	21,766
Inter-segment*	(5,181)	(8,501)	(4,732)	(690)
Total gross (loss)/profit	(532,430)	485,551	1,441,137	209,604

(*)   The inter-segment eliminations mainly consist of (i) express delivery services provided by the Express delivery services segment to the Supply chain management services segment; and (ii) supply chain management services provided by the Supply chain management services segment to the Store + services segment, and (iii) services provided by the Others segment to the Express delivery services, Freight delivery services and Supply chain management services segment, for the years ended December 31, 2016, 2017 and 2018, respectively.